CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY- STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in operating assets and liabilities:
Cash flows from operating activities	$ (2,108)	$ (2,394)	$ (2,103)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash flows from investing activities	(3,134)	(156)	4,267
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash flows from financing activities	1,015	5,406	2,000
Cash and cash equivalents at beginning of year	7,102	5,263	607
Cash and cash equivalents at end of year	2,085	7,102	5,263
Parent
Changes in operating assets and liabilities:
Cash flows from operating activities	(1,016)	(2,410)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash flows from financing activities	1,015	(165)
Net decrease in cash, cash equivalents and restricted cash	(1)	(2,575)
Cash and cash equivalents at beginning of year	171	2,746
Cash and cash equivalents at end of year	$ 170	$ 171	$ 2,746